Average Annual Total Returns - First Trust Municipal CEF Income Opportunity ETF	First Trust Municipal CEF Income Opportunity ETF 1 Year	First Trust Municipal CEF Income Opportunity ETF Since Inception	First Trust Municipal CEF Income Opportunity ETF Inception Date	First Trust Municipal CEF Income Opportunity ETF After tax on distributions 1 Year	First Trust Municipal CEF Income Opportunity ETF After tax on distributions Since Inception	First Trust Municipal CEF Income Opportunity ETF After tax on distributions and sale of fund shares 1 Year	First Trust Municipal CEF Income Opportunity ETF After tax on distributions and sale of fund shares Since Inception	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	First Trust Municipal Closed-End Fund Total Return Index (reflects no deduction for fees, expenses or taxes) 1 Year		First Trust Municipal Closed-End Fund Total Return Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	16.63%	2.75%	Sep. 27, 2016	15.20%	1.26%	9.81%	1.41%	7.54%	3.13%	20.57%	[1]	3.67%	[1]

[1]	The First Trust Municipal Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund’s underlying portfolio. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.